Summary of Significant Accounting Policies - Schedule of Disaggregated Revenue from Contracts with Customers (Details)	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers	¥ 5,702,452		¥ 4,957,064
Revenue	10,725,321	$ 1,580,716	7,673,997
Subscription revenue [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers	2,732,733		2,916,580
Other services revenue [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers	2,969,719		2,040,484
Revenue from IT related solution services [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Other revenue	5,022,869		2,716,933
Revenue from educational content service [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers	5,702,452		5,095,370
Revenue from IT related solution services [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers	5,022,869		2,533,573
Revenue from IT related solution services [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers			¥ 45,054